Financial Liabilities at Fair Value Through Profit or Loss - Financial Liabilities at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [abstract]
Trading liabilities	€ 35,745	€ 28,042
Non-trading derivatives	2,435	2,215
Designated as at fair value through profit or loss	52,461	47,684
Financial Liabilities	€ 90,641	€ 77,942